Impairment Testing of Acquired Development Programs Not Yet Available for Use - Summary of Carrying Amount of Acquired Development Programs (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 31,648	£ 44,456
Navicixizumab [Member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs		12,522
BPS-804 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	11,616	11,616
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	5,835	6,121
BGS-649 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	9,886	9,886
BCT-197 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 4,311	£ 4,311